CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Of Financial Position [Abstract]
Common shares, no par value
Common shares, issued	11,052	11,052
Common shares, outstanding	11,052	11,052